Structured entities - Summary of Unconsolidated Structured Entities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		¥ 941,402	¥ 840,103
Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		20,806	28,414
Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		874,586	772,423
Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		25,464	24,697
Securitized Products [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		401,642	356,862
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0	0
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		401,642	356,862
Securitized Products [Member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0	0
Foreign Corporate Bonds [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[1]	207,684	196,579
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	20,806	28,412
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	186,878	168,167
Foreign Corporate Bonds [Member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	0	0
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[2]	332,076	286,662
Investment funds [member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	0	2
Investment funds [member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	286,066	247,394
Investment funds [member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	¥ 25,464	¥ 24,697

[1]	Foreign corporate bonds primarily include repackaged bonds.
[2]	Other investments primarily include investment funds.